Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disaggregation of Revenue from Contracts with Customers

In the following tables, revenue from contracts with customers are disaggregated by types of goods, primary geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognition.

Types of goods	2022	2021	2020
Sale of upholstery furniture	398,768	373,936	280,210
Sale of home furnishing accessories	54,478	39,803	33,325
Sale of polyurethane foam	5,208	7,660	6,848
Sale of other goods	10,033	5,976	7,960
Total	468,487	427,375	328,343

The sale of upholstery furniture includes the following categories: stationary furniture (sofas, loveseats and armchairs), sectional furniture, motion furniture, sofa beds and occasional chairs, including recliners and massage chairs.

Geographical markets	2022	2021	2020
Europe, Middle East and Africa	215,596	197,584	165,025
Americas	165,453	157,373	99,383
Asia-Pacific	87,438	72,418	63,935
Total	468,487	427,375	328,343

Geographical location of customers	2022	2021	2020
United States of America	119,749	117,012	73,676
Italy	61,284	53,157	46,269
China	59,358	48,857	38,339
United Kingdom	55,300	45,864	36,463
Spain	16,037	15,864	13,039
Brazil	15,544	14,166	8,641
Canada	15,033	13,127	9,233
Mexico	10,594	7,509	4,829
Australia	9,864	6,335	6,867
Belgium	8,084	9,250	7,281
South Korea	6,150	7,574	7,151
Israel	5,804	5,236	3,997
Other countries (none greater than 5%)	85,686	83,424	67,238
Total	468,487	427,375	328,343

Distribution channels	2022	2021	2020
Wholesale (distributors and retailers)	386,421	359,021	274,070
Directly operated stores (end consumers)	82,066	68,354	54,273
Total	468,487	427,375	328,343

Brands	2022	2021	2020
Natuzzi Editions	213,481	203,849	152,452
Natuzzi Italia	191,624	156,977	115,155
Private label	48,141	52,922	45,928
Other	15,241	13,627	14,808
Total	468,487	427,375	328,343

Timing of revenue recognition	2022	2021	2020
Goods transferred at a point in time	467,255	426,200	326,705
Goods and services transferred over time	1,232	1,175	1,638
Total	468,487	427,375	328,343

Disclosure Of Information About Receivables And Contract Liabilities From Contracts With Customers Explanatory	The following table provides information about receivables and contract liabilities from contracts with customers.

	31/12/22	31/12/21
Trade receivables	39,056	41,259
Contract liabilities	24,150	28,202

Summary of Transaction Price Allocated to Remaining Performance Obligations

The transaction price allocated to the remaining performance obligations (partially unsatisfied) as at December 31, 2022 and 2021 is as follows:

	31/12/22	31/12/21
Sale of the license for Natuzzi trademarks
Within a year	383	383
More than a year	5,577	5,960
Total	5,960	6,343
Sale of Natuzzi Display System
Within a year	849	1,009
More than a year	1,200	1,169
Total	2,049	2,178
Sale of Service-Type Warranties
Within a year	157	199
More than a year	249	276
Total	406	475